[SUTHERLAND LETTERHEAD]
                                                    1275 Pennsylvania Avenue NW
                                                    Washington, D.C. 20004-2415
                                                                   202.383.0100
                                                               fax 202.637.3593
                                                             www.sutherland.com
                       ATLANTA AUSTIN HOUSTON NEW YORK TALLAHASEE WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sutherland.com

June 23, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:Post-Effective Amendment No. 23
   First MetLife Investors Insurance Company
   First MetLife Investors Variable Annuity Account One
   File Nos. 333-96775/811-08306 (Class A)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 23 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account (the "Contracts").

This Amendment is being filed pursuant to Rule 485(a) under the Securities Act to reflect modifications to a guaranteed minimum income benefit rider available under the Contracts.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590 or Patrice Pitts at (202) 383-0548.

Sincerely,

W. Thomas Conner

Attachment

cc:Michele H. Abate
   John M. Richards
   Patrice M. Pitts